RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Information Related to Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Operating Leases Incremental borrowing rate (weighted average)	13.10%	11.83%
Operating Leases Weighted average remaining lease term	11 years 9 months 25 days	12 years 1 month 13 days
Finance Leases Incremental borrowing rate (weighted average)	10.73%	10.37%
Finance Leases Weighted average remaining lease term	5 years 14 days	4 years 9 months 3 days